Fair Value of Assets and Liabilities - Valuation Techniques and Range of Unobservable Inputs (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Assets, at fair value through profit or loss	€ 123,221	€ 122,093
Liabilities, at fair value through profit or loss	87,142	98,974
Debt securities [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Assets, at fair value through profit or loss	9,216	11,532
Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Assets, at fair value through profit or loss	2,034	2,456
Liabilities, at fair value through profit or loss	1,242	1,525
Level 3 [member] | Available for sale at equity [member] | Discounted cash flow [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Assets, at fair value through profit or loss	467	466
Level 3 [member] | Price [member] | Loans and advances [member] | Price based [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Assets, at fair value through profit or loss	20	326
Liabilities, at fair value through profit or loss		3
Level 3 [member] | Price [member] | Structured notes [member] | Price based [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Assets, at fair value through profit or loss	490	486
Liabilities, at fair value through profit or loss	485	457
Level 3 [member] | Price [member] | Available for sale at debt [member] | Price based [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Assets, at fair value through profit or loss	14	55
Level 3 [member] | Credit spread [member] | Derivative at credit [member] | Present value techniques [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Assets, at fair value through profit or loss	10	33
Liabilities, at fair value through profit or loss	48	43
Level 3 [member] | Equity volatility [member] | Derivatives at equity [member] | Option pricing model [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Assets, at fair value through profit or loss	161	258
Liabilities, at fair value through profit or loss	128	208
Level 3 [member] | Inflation rate [member] | Derivatives at foreign exchange [member] | Present value techniques [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Assets, at fair value through profit or loss	477	642
Liabilities, at fair value through profit or loss	479	688
Level 3 [member] | Commodity volatility [member] | Other derivatives [member] | Option pricing model [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Assets, at fair value through profit or loss	5
Liabilities, at fair value through profit or loss		1
Level 3 [member] | Debt securities [member] | Price [member] | Price based [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Assets, at fair value through profit or loss	386	180
Level 3 [member] | Equity securities [member] | Price [member] | Price based [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Assets, at fair value through profit or loss	4	€ 4
Liabilities, at fair value through profit or loss	€ 1
Level 3 [member] | Minimum [member] | Price [member] | Price based [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage		99.00%
Level 3 [member] | Minimum [member] | Price [member] | Loans and advances [member] | Price based [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	0.00%	60.00%
Level 3 [member] | Minimum [member] | Price [member] | Structured notes [member] | Price based [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	52.00%	52.00%
Level 3 [member] | Minimum [member] | Price [member] | Structured notes [member] | Net asset value [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage		19.00%
Level 3 [member] | Minimum [member] | Credit spread [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, credit spread		339.00%
Level 3 [member] | Minimum [member] | Credit spread [member] | Loans and advances [member] | Present value techniques [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, credit spread		130.00%
Level 3 [member] | Minimum [member] | Credit spread [member] | Derivative at credit [member] | Comparable transactions [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, credit spread	0.02%	0.00%
Level 3 [member] | Minimum [member] | Equity volatility [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	5.00%	0.00%
Level 3 [member] | Minimum [member] | Equity volatility [member] | Structured notes [member] | Option pricing model [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	14.00%	16.00%
Level 3 [member] | Minimum [member] | Equity and equity correlation [member] | Structured notes [member] | Option pricing model [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs,correlation	0.5	0.0
Level 3 [member] | Minimum [member] | Equity/FX correlation [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs,correlation	(0.9)	(0.9)
Level 3 [member] | Minimum [member] | Equity/FX correlation [member] | Derivatives at rates [member] | Option pricing model [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs,correlation	0.2	(0.4)
Level 3 [member] | Minimum [member] | Dividend yield [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	0.00%	0.00%
Level 3 [member] | Minimum [member] | Dividend yield [member] | Derivatives at rates [member] | Present value techniques [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	2.00%	1.00%
Level 3 [member] | Minimum [member] | Implied correlation [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs,correlation	0.7	0.7
Level 3 [member] | Minimum [member] | Implied correlation [member] | Derivatives at foreign exchange [member] | Present value techniques [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs,correlation	0.7	0.7
Level 3 [member] | Minimum [member] | Interest rate correlation [member] | Derivatives at equity [member] | Option pricing model [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs,correlation	23	22
Level 3 [member] | Minimum [member] | IR/INF correlation [member] | Other derivatives [member] | Option pricing model [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs,correlation		0.5
Level 3 [member] | Minimum [member] | Reset spread [member] | Available for sale at debt [member] | Price based [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	2.00%	2.00%
Level 3 [member] | Minimum [member] | Prepayment rate [member] | Available for sale at debt [member] | Present value techniques [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	5.00%	5.00%
Level 3 [member] | Minimum [member] | Inflation rate [member] | Available for sale at equity [member] | Discounted cash flow [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	4.00%	2.00%
Level 3 [member] | Minimum [member] | Inflation rate [member] | Available for sale at equity [member] | Multiplier method [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	4.00%	2.00%
Level 3 [member] | Minimum [member] | Jump rate [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	12.00%	12.00%
Level 3 [member] | Minimum [member] | Equity/equity correlation [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs,correlation	0.1	(0.1)
Level 3 [member] | Minimum [member] | Commodity volatility [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	9.00%	13.00%
Level 3 [member] | Minimum [member] | Com/com correlation [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs,correlation	0.3	0.0
Level 3 [member] | Minimum [member] | Com/correlation [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs,correlation	(0.6)	(0.5)
Level 3 [member] | Minimum [member] | Price based [member] | Price [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	69.00%	0.00%
Level 3 [member] | Minimum [member] | Debt securities [member] | Available for sale [member] | Present value techniques [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, weighted average life		1 year 7 months 6 days
Level 3 [member] | Minimum [member] | Debt securities [member] | Price [member] | Price based [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	0.00%	0.00%
Level 3 [member] | Minimum [member] | Debt securities [member] | Price [member] | Net asset value [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	0.00%	10.00%
Level 3 [member] | Minimum [member] | Equity securities [member] | Price [member] | Price based [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	1.00%	0.00%
Level 3 [member] | Maximum [member] | Price [member] | Price based [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage		99.00%
Level 3 [member] | Maximum [member] | Price [member] | Loans and advances [member] | Price based [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	101.00%	101.00%
Level 3 [member] | Maximum [member] | Price [member] | Structured notes [member] | Price based [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	116.00%	111.00%
Level 3 [member] | Maximum [member] | Price [member] | Structured notes [member] | Net asset value [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage		19.00%
Level 3 [member] | Maximum [member] | Credit spread [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, credit spread		400.00%
Level 3 [member] | Maximum [member] | Credit spread [member] | Loans and advances [member] | Present value techniques [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, credit spread		150.00%
Level 3 [member] | Maximum [member] | Credit spread [member] | Derivative at credit [member] | Comparable transactions [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, credit spread	4.24%	15.96%
Level 3 [member] | Maximum [member] | Equity volatility [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	129.00%	140.00%
Level 3 [member] | Maximum [member] | Equity volatility [member] | Structured notes [member] | Option pricing model [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	23.00%	34.00%
Level 3 [member] | Maximum [member] | Equity and equity correlation [member] | Structured notes [member] | Option pricing model [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs,correlation	0.7	0.8
Level 3 [member] | Maximum [member] | Equity/FX correlation [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs,correlation	0.8	0.6
Level 3 [member] | Maximum [member] | Equity/FX correlation [member] | Derivatives at rates [member] | Option pricing model [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs,correlation	0.4	0.1
Level 3 [member] | Maximum [member] | Dividend yield [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	21.00%	13.00%
Level 3 [member] | Maximum [member] | Dividend yield [member] | Derivatives at rates [member] | Present value techniques [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	6.00%	5.00%
Level 3 [member] | Maximum [member] | Implied correlation [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs,correlation	1.0	1.0
Level 3 [member] | Maximum [member] | Implied correlation [member] | Derivatives at foreign exchange [member] | Present value techniques [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs,correlation	0.7	0.7
Level 3 [member] | Maximum [member] | Interest rate correlation [member] | Derivatives at equity [member] | Option pricing model [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs,correlation	300	300
Level 3 [member] | Maximum [member] | IR/INF correlation [member] | Other derivatives [member] | Option pricing model [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs,correlation		0.5
Level 3 [member] | Maximum [member] | Reset spread [member] | Available for sale at debt [member] | Price based [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	2.00%	2.00%
Level 3 [member] | Maximum [member] | Prepayment rate [member] | Available for sale at debt [member] | Present value techniques [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	10.00%	10.00%
Level 3 [member] | Maximum [member] | Inflation rate [member] | Available for sale at equity [member] | Discounted cash flow [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	4.00%	4.00%
Level 3 [member] | Maximum [member] | Inflation rate [member] | Available for sale at equity [member] | Multiplier method [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	4.00%	3.00%
Level 3 [member] | Maximum [member] | Jump rate [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	12.00%	12.00%
Level 3 [member] | Maximum [member] | Equity/equity correlation [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs,correlation	1.0	1.0
Level 3 [member] | Maximum [member] | Commodity volatility [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	42.00%	55.00%
Level 3 [member] | Maximum [member] | Com/com correlation [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs,correlation	0.9	0.9
Level 3 [member] | Maximum [member] | Com/correlation [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs,correlation	(0.3)	0.0
Level 3 [member] | Maximum [member] | Price based [member] | Price [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	90.00%	99.00%
Level 3 [member] | Maximum [member] | Debt securities [member] | Available for sale [member] | Present value techniques [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, weighted average life		3 years 2 months 12 days
Level 3 [member] | Maximum [member] | Debt securities [member] | Price [member] | Price based [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	161.00%	122.00%
Level 3 [member] | Maximum [member] | Debt securities [member] | Price [member] | Net asset value [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	0.00%	19.00%
Level 3 [member] | Maximum [member] | Equity securities [member] | Price [member] | Price based [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	54.00%	0.00%